January 16, 1998






Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

       Re:  Van Kampen American Capital Equity Opportunity Trust,
                                Series 85
                 (File No. 333-42589)  (CIK No. 1025231)


Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on January 15, 1998.


                                    Very truly yours,



                                    Van Kampen American Capital
                                       Distributors, Inc.